Goodwill And Intangible Assets	6 Months Ended
Jun. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

4. GOODWILL AND INTANGIBLE ASSETS

Information regarding our goodwill and intangible assets as of December 29, 2018 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(16,431)	$41,969
Customer lists	5	160	(135)	25
Leasehold interests	1–20	30,468	(12,735)	17,733
Computer software	3	18,176	(14,324)	3,852

Total finite-lived intangible assets		107,204	(43,625)	63,579
Liquor licenses	Indefinite	5,245	—	5,245

Total intangible assets		112,449	(43,625)	68,824
Goodwill		747,943	—	747,943

Total goodwill and intangible assets		$860,392	$(43,625)	$816,767

Information regarding our goodwill and intangible assets as of June 29, 2019 was as follows (in thousands):

	Useful Lives (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademarks	15	$58,400	$(18,378)	$40,022
Customer lists	5	160	(151)	9
Leasehold interests	1–20	30,468	(14,412)	16,056
Computer software	3	19,227	(15,725)	3,502

Total finite-lived intangibles		108,255	(48,666)	59,589
Liquor licenses	Indefinite	5,811	—	5,811

Total intangible assets		114,066	(48,666)	65,400
Goodwill		747,943	—	747,943

Total goodwill and other intangibles		$862,009	$(48,666)	$813,343

Amortization expense on finite-lived intangible assets was $2.5 million and $2.3 million for the 13 weeks ended June 30, 2018 and June 29, 2019, respectively, and $4.9 million and $5.1 million for the 26 weeks ended June 30, 2018 and June 29, 2019, respectively. Liquor license assets have been classified as indefinite-lived intangible assets and accordingly, are not subject to amortization. We had no impairments of goodwill or intangible assets recorded in the 26 weeks ended June 30, 2018 and June 29, 2019.

The estimated future amortization expense related to finite-lived intangible assets at June 29, 2019 was as follows (in thousands):

Remainder of fiscal 2019	$4,672
Fiscal 2020	8,474
Fiscal 2021	7,417
Fiscal 2022	6,315
Fiscal 2023	5,621
Thereafter	27,090

Total	$59,589